Restatement of Previously Issued Audited Financial Statements (Details) - Schedule of balance sheets $ in Thousands	Dec. 31, 2020 USD ($)
As previously reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 33,403
Total current liabilities	5,533
Convertible promissory note and accrued interest, net
Deferred tax	603
Other	416
Total liabilities	6,552
Accumulated deficit	(37,432)
Additional paid-in capital	62,482
Others	1,801
Total stockholders’ equity	26,851
Total liabilities & stockholders’ equity	33,403
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Total current liabilities
Convertible promissory note and accrued interest, net	880
Deferred tax	1,532
Other
Total liabilities	2,412
Accumulated deficit	(2,412)
Additional paid-in capital
Others
Total stockholders’ equity	(2,412)
Total liabilities & stockholders’ equity
As restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	33,403
Total current liabilities	5,533
Convertible promissory note and accrued interest, net	880
Deferred tax	2,135
Other	416
Total liabilities	8,964
Accumulated deficit	(39,844)
Additional paid-in capital	62,482
Others	1,801
Total stockholders’ equity	24,439
Total liabilities & stockholders’ equity	$ 33,403